Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income [Abstract]
Net income (loss)	$ 1,967,610	$ (131,735)	$ 3,143,537
Items that are or may be subsequently reclassified to statement of income:
Gain (loss) on net investment in foreign operations	(1,948,544)	179,612	137,499
Gain (loss) on foreign currency translation adjustments	(421,856)	560,954	(660,075)
Gain (loss) on cash flow hedge	796	6,873	(48,526)
Deferred income tax on gain (loss) on cash flow hedge	(202)	(1,744)	16,499
Other fair value adjustments through other comprehensive income	(2,786)	(13,143)	(6,360)
Items that will not be reclassified to statement of income:
Gains associated with pension and other postretirement benefit obligations	18,272	11,181	13,405
Income tax on gain associated with pension and other postretirement benefit obligations	(4,636)	(2,837)	(3,364)
Total other comprehensive income (loss)	(2,358,956)	740,896	(550,922)
Comprehensive Income (loss)	(391,346)	609,161	2,592,615
Total comprehensive income attributable to:
Company shareholders	(756,387)	567,326	2,506,090
Non-controlling interest	365,041	41,835	86,525
Total comprehensive income attributable	$ (391,346)	$ 609,161	$ 2,592,615